INVESTMENTS IN JOINT VENTURES AND ASSOCIATES	12 Months Ended
Dec. 31, 2021
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES

9        INVESTMENTS IN JOINT VENTURES AND ASSOCIATES

(a)     Investments in joint ventures

Movements in investments in joint ventures are as follows:

	December 31,	December 31,
	2021	2020

As of January 1	3,374,553	3,385,582
Capital injections	—	4,333
Share of profits for the year	164,100	180,502
Share of changes in reserves	60	1,491
Cash dividends declared	(187,754)	(197,355)
As of December 31	3,350,959	3,374,553

As of December 31, 2021, all joint ventures of the Group were unlisted.

As of December 31, 2021, particulars of the Group’s material joint venture are as follows:

a
	Place of	Registered		Effective equity interest held
	establishment	and paid-in	Principal	Ownership	Voting	Profit
Name	and operation	capital	activities	interest	power	sharing
Guangxi Huayin Aluminum Co.,Ltd. (“Guangxi Huayin”) (廣西華銀鋁業有限公司)	PRC/ Mainland China	2,441,987	Manufacturing	33.00%	33.00%	33.00%

Guangxi Huayin, which is considered a material joint venture of the Group, is accounted for using the equity method.

9        INVESTMENTS IN JOINT VENTURES AND ASSOCIATES (Continued)

(a)     Investments in joint ventures (Continued)

The English name represents the best effort by management of the Group in translating the Chinese name of the company as it does not have any official English name.

The following table illustrates the summarized financial information in respect of Guangxi Huayin:

	December 31,	December 31,
	2021	2020

Cash and cash equivalents	224,154	247,680
Other current assets	1,498,110	970,096

Current assets	1,722,264	1,217,776
Non-current assets	5,024,444	5,361,592

Current liabilities	1,844,884	1,522,700
Non-current liabilities	526,827	580,419

Net assets	4,374,997	4,476,249

Reconciliation to the Group’s interest in the joint venture:
Proportion of the Group’s ownership	33.00%	33.00%
The Group’s share of net assets of the joint venture	1,443,749	1,477,162

Carrying amount of the investment	1,443,749	1,477,162

9        INVESTMENTS IN JOINT VENTURES AND ASSOCIATES (Continued)

(a)     Investments in joint ventures (Continued)

	For the year ended December 31
	2019	2020	2021
Revenue	5,226,893	4,631,737	5,126,994
Gross profit	1,303,254	800,965	890,301
Interest income	9,781	7,388	14,465
Depreciation and amortization	525,109	531,512	553,493
Interest expenses	63,351	51,855	40,506
Profit before income tax	621,315	195,189	246,447
Income tax	79,300	21,152	44,333

Other comprehensive income	—	—	—

Total comprehensive income for the year	542,015	174,037	202,114

Dividend received	198,000	99,000	99,000

The following table illustrates the aggregate financial information of the Group’s joint ventures that are not individually material:

	December 31, 2021	December 31, 2020
Share of the joint ventures’ profits and losses for the year	96,255	121,120

Share of the joint ventures’ total comprehensive income	96,255	121,120

Aggregate carrying amount of the Group’s investments in joint ventures	1,907,210	1,897,391

There were no material contingent liabilities relating to the Group’s interests in the joint ventures and the joint ventures themselves.

(b)      Investments in associates

Movements in investments in associates are as follows:

	December 31, 2021	December 31, 2020
As of January 1	9,173,410	9,512,401
Investment to Yunnan Aluminum	320,000	—
Capital injections, other than to Yunnan Aluminum	309,251	—
Subsidiaries changed into associates	—	7,473
Capital reduction	(83,984)	(14,850)
Share of profits for the year	272,584	145,737
Dividends declared	(378,998)	(480,397)
Share of changes in reserves	24,371	3,046

As of December 31	9,636,634	9,173,410

As of December 31, 2021, except for Yunnan Aluminum, all associates of the Group were unlisted.

As of December 31, 2021, no associate was individually material to the Group except for Yunnan Aluminum.

9        INVESTMENTS IN JOINT VENTURES AND ASSOCIATES (CONTINUED)

(b)      Investments in associates (Continued)

As of December 31, 2021, particulars of the Group’s material associate are as follows:

	Place of			Effective equity interest held
	establishment and	Registered and	Principal	Ownership	Voting	Profit
Name	operation	paid-in capital	activities	interest	power	sharing
Yunnan Aluminum	PRC/Mainland China	3,448,207	Manufacturing	10.10%	10.10%	10.10%

Yunnan Aluminum, which is considered a material associate of the Group, is accounted for using the equity method.

The English name represents the best effort by management of the Group in translating the Chinese name of the company as it does not have any official English name.

The following table illustrates the summarized financial information in respect of Yunnan Aluminum:

	December 31,	December 31,
	2021	2020
Cash and cash equivalents	1,622,638	1,186,778
Other current assets	3,762,507	4,848,942

Current assets	5,385,145	6,035,720
Non-current assets	37,267,619	39,960,249

Current liabilities	9,782,242	17,360,609
Non-current liabilities	7,869,719	10,658,126

Net assets	25,000,803	17,977,234

Non-controlling interests	3,286,333	2,504,346

Reconciliation to the Group’s interest in the associate:
Proportion of the Group’s ownership	10.10%	10.04%
The Group’s share of net assets of the associate	2,193,161	1,553,478

Carrying amount of the investment	2,193,161	1,553,478

9        INVESTMENTS IN JOINT VENTURES AND ASSOCIATES (CONTINUED)

(b)      Investments in associates (Continued)

	For the years ended December 31
	2019	2020	2021
Revenue	24,283,623	29,567,864	41,668,819
Gross profit	3,241,005	4,084,535	9,440,917
Interest income	46,865	35,345	31,058
Depreciation and amortization	1,381,066	1,571,308	1,866,030
Interest expenses	945,786	649,600	607,126
Profit before income tax	596,546	1,032,497	3,527,700
Income tax	51,340	122,384	436,429

Other comprehensive income	28,183	(36,602)	23,321

Total comprehensive income for the year	573,389	873,511	3,114,592

Dividend received	—	—	—

The following table illustrates the aggregate financial information of the Group’s associates that are not individually material:

	December 31,	December 31,
	2021	2020
Share of the associates’ profits and losses	(37,780)	83,519
Share of the associates’ total other comprehensive income	6,292	—
Share of the associates' total comprehensive income	(31,488)	83,519
Aggregate carrying amount of the Group’s investments in the associates	7,443,473	7,619,932

There were no material contingent liabilities relating to the Group’s interests in the associates and the associates themselves.

As of December 31, 2020, the Group had pledged investments in associates amounting to RMB396 million as set out in Note 24 to the financial statements.